UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Schedule of Investments February 29, 2016 (Unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 72.8% (1)
Canadian Crude Oil Pipelines - 14.2% (1)
Enbridge Inc.	2,959,863	$104,542,361
Inter Pipeline Ltd.	3,016,592	55,337,630
Pembina Pipeline Corporation	1,497,963	37,343,897
		197,223,888
Canadian Natural Gas/Natural Gas Liquids Pipelines - 8.2% (1)
Keyera Corp.	627,016	17,383,127
TransCanada Corporation	2,630,322	96,532,817
		113,915,944
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.5% (1)
Infraestructura Energetica Nova, S.A.B de C.V.	1,806,071	7,072,865
United States Crude Oil Pipelines - 5.4% (1)
Plains GP Holdings, L.P.	6,525,442	49,593,359
SemGroup Corp.	1,319,803	25,076,257
		74,669,616
United States Local Distribution Company - 3.8% (1)
NiSource Inc.	2,445,232	52,523,583
United States Natural Gas Gathering/Processing - 9.1% (1)
EnLink Midstream, LLC	1,468,212	12,288,934
Targa Resources Corp.	1,462,721	39,317,941
The Williams Companies, Inc.	4,667,658	74,635,851
		126,242,726
United States Natural Gas/Natural Gas Liquids Pipelines - 31.1% (1)
Cheniere Energy, Inc. (2)	2,075,102	74,184,897
Columbia Pipeline Group, Inc.	3,348,384	60,773,170
Kinder Morgan, Inc.	3,322,921	60,111,641
National Fuel Gas Company	494,184	22,574,325
ONEOK, Inc.	2,855,535	68,532,840
Spectra Energy Corporation	4,970,302	145,132,818
		431,309,691
United States Refined Product Pipelines - 0.5% (1)
VTTI Energy Partners LP	415,608	7,580,690
Total Common Stock
(Cost $1,524,310,227)		1,010,539,003

Master Limited Partnerships - 22.6% (1)
United States Crude Oil Pipelines - 6.0% (1)
Genesis Energy, L.P.	287,703	7,368,074
Plains All American Pipeline, L.P.	1,180,432	25,284,853
Shell Midstream Partners, L.P.	540,925	19,229,884
Sunoco Logistics Partners L.P.	786,507	19,379,532
Tesoro Logistics LP	294,990	12,306,983
		83,569,326
United States Natural Gas Gathering/Processing - 3.9% (1)
Antero Midstream Partners LP	268,990	5,976,958
MPLX LP	1,030,382	26,728,109
Rice Midstream Partners LP	228,143	3,022,895
Western Gas Equity Partners, LP	124,605	3,675,848
Western Gas Partners, LP	374,892	14,699,515
		54,103,325
United States Natural Gas/Natural Gas Liquids Pipelines - 7.0% (1)
Columbia Pipeline Partners LP	263,637	4,663,738
Energy Transfer Equity, L.P.	2,107,521	14,752,647
Energy Transfer Partners, L.P.	250,298	6,675,448
Enterprise Products Partners L.P.	1,945,872	45,475,029
EQT GP Holdings LP	142,096	3,391,831
EQT Midstream Partners LP	216,900	15,536,547
ONEOK Partners, L.P.	109,679	3,223,466
Spectra Energy Partners, LP	70,316	3,256,334
		96,975,040

United States Refined Product Pipelines - 5.7% (1)
Buckeye Partners, L.P.	366,769	23,605,253
Magellan Midstream Partners, L.P.	541,427	36,589,636
Phillips 66 Partners LP	131,640	7,933,943
Valero Energy Partners LP	243,046	11,321,083
		79,449,915
Total Master Limited Partnerships
(Cost $408,963,930)		314,097,606

Short-Term Investment - 5.3% (1)
United States Investment Company - 5.3% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.35% (3)
(Cost $72,983,968)	72,983,968	72,983,968

Total Investments - 100.7% (1)
(Cost $2,006,258,125)		1,397,620,577
Liabilities in Excess of Other Assets, Net - (0.7)% (1)		(9,385,026)
Total Net Assets - 100.0% (1)		$1,388,235,551

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 29, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,010,539,003	$-	$-	$1,010,539,003
Master Limited Partnerships	314,097,606	-	-	314,097,606
Short-Term Investment	72,983,968	-	-	72,983,968
Total Investments	$1,397,620,577	$-	$-	$1,397,620,577

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 29, 2016 (Unaudited)

Tortoise North American Energy Independence Fund

	Shares	Fair Value
Common Stock - 95.9% (1)
Canada Oil & Gas Production - 4.3% (1)
Suncor Energy Inc.	4,357	$106,659
United States Oil & Gas Production - 91.6% (1)
Anadarko Petroleum Corporation	6,314	239,616
Antero Resources Corporation (2)	2,131	48,693
Cabot Oil & Gas Corporation	3,276	65,946
California Resources Corporation (2)	150	84
Carrizo Oil & Gas, Inc. (2)	3,227	69,381
Cimarex Energy Co.	1,329	111,676
Concho Resources Inc. (2)	1,214	109,551
Continental Resources, Inc. (2)	4,625	107,208
Devon Energy Corporation	3,066	60,339
Diamondback Energy, Inc. (2)	1,450	103,313
EOG Resources, Inc.	3,364	217,785
EQT Corporation	3,062	170,676
Gulfport Energy Corporation (2)	2,597	62,328
Laredo Petroleum, Inc. (2)	10,989	56,154
Memorial Resource Development Corp. (2)	5,405	52,266
Newfield Exploration Company (2)	4,193	114,175
Noble Energy, Inc.	4,978	146,851
Occidental Petroleum Corporation	1,600	110,112
PDC Energy, Inc. (2)	929	46,552
Pioneer Natural Resources Company	1,978	238,408
Range Resources Corporation	2,354	55,861
RSP Permian, Inc. (2)	2,885	68,980
Whiting Petroleum Corporation (2)	3,058	12,263
		2,268,218
Total Common Stock
(Cost $3,167,284)		2,374,877

Short-Term Investment - 3.3% (1)
United States Investment Company - 3.3% (1)
Fidelity Institutional Money Market Portfolio, Class I, 0.35% (3)
(Cost $81,219)	81,219	81,219

Total Investments - 99.2% (1)
(Cost $3,248,503)		2,456,096
Other Assets in Excess of Liabilities, Net - 0.8% (1)		18,780
Total Net Assets - 100.0% (1)		$2,474,876

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 29, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,374,877	$-	$-	$2,374,877
Short-Term Investment	81,219	-	-	81,219
Total Investments	$2,456,096	$-	$-	$2,456,096

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 29, 2016 (Unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 97.4% (1)
Bermuda Marine Transportation - 2.7% (1)
DHT Holdings, Inc.	22,094	$128,808
Hoegh LNG Partners LP	14,447	221,039
Nordic American Tankers Limited	27,341	377,853
		727,700
Republic of the Marshall Islands Marine Transportation - 2.6% (1)
Dorian LPG Ltd. (2)	64,356	693,114
The Netherlands Petrochemical - 5.8% (1)
LyondellBasell Industries N.V.	19,151	1,536,102
United States Crude Oil Pipelines - 3.2% (1)
Plains GP Holdings, L.P.	113,709	864,189
United States Natural Gas Gathering/Processing - 1.9% (1)
Targa Resources Corp.	18,408	494,807
United States Natural Gas/Natural Gas Liquids Pipelines - 20.3% (1)
Cheniere Energy, Inc. (2)	26,910	962,032
Columbia Pipeline Group, Inc.	76,990	1,397,368
ONEOK, Inc.	54,838	1,316,112
Spectra Energy Corporation	59,418	1,735,006
		5,410,518
United States Oil & Gas Production - 28.5% (1)
Anadarko Petroleum Corporation	39,852	1,512,384
California Resources Corporation (2)	1,144	643
Diamondback Energy, Inc. (2)	8,111	577,909
EOG Resources, Inc.	20,490	1,326,523
EQT Corporation	20,664	1,151,811
Occidental Petroleum Corporation	12,220	840,980
PDC Energy, Inc. (2)	7,919	396,821
Pioneer Natural Resources Company	11,022	1,328,482
RSP Permian, Inc. (2)	20,252	484,225
		7,619,778
United States Oilfield Services - 4.8% (1)
Schlumberger Limited	18,021	1,292,466
United States Petrochemical - 3.5% (1)
Westlake Chemical Corporation	21,394	922,509
United States Power/Utility - 5.4% (1)
Dominion Resources, Inc.	7,229	505,452
DTE Energy Company	5,843	491,513
NextEra Energy Partners, LP	17,569	455,740
		1,452,705
United States Refined Product Pipelines - 2.1% (1)
VTTI Energy Partners LP	30,758	561,026
United States Refining - 16.6% (1)
Phillips 66	16,048	1,274,051
Tesoro Corporation	18,166	1,465,633
Valero Energy Corporation	28,018	1,683,321
		4,423,005
Total Common Stock
(Cost $28,061,873)		25,997,919

Short-Term Investment - 2.7% (1)
United States Investment Company - 2.7% (1)
Invesco Liquid Assets Portfolio, Institutional Class, 0.42% (3)
(Cost $731,087)	731,087	731,087

Total Investments - 100.1% (1)
(Cost $28,792,960)		26,729,006
Liabilities in Excess of Other Assets, Net - (0.1)% (1)		(34,827)
Total Net Assets - 100.0% (1)		$26,694,179

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 29, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock	$25,997,919	$-	$-	$25,997,919
Short-Term Investment	731,087	-	-	731,087
Total Investments	$26,729,006	$-	$-	$26,729,006

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 29, 2016 (Unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Common Stock - 73.7% (1)
Canadian Crude Oil Pipelines - 14.4% (1)
Enbridge Inc.	4,804	$169,677
Inter Pipeline Ltd.	3,852	70,663
Pembina Pipeline Corporation	2,037	50,782
		291,122
Canadian Natural Gas/Natural Gas Liquids Pipelines - 8.5% (1)
Keyera Corp.	1,118	30,995
TransCanada Corporation	3,822	140,267
		171,262
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.5% (1)
Infraestructura Energetica Nova, S.A.B de C.V.	2,400	9,399
United States Crude Oil Pipelines - 5.9% (1)
Plains GP Holdings, L.P.	10,497	79,777
SemGroup Corp.	2,133	40,527
		120,304
United States Local Distribution Company - 3.8% (1)
NiSource Inc.	3,534	75,910
United States Natural Gas Gathering/Processing - 9.0% (1)
EnLink Midstream, LLC	2,641	22,105
Targa Resources Corp.	2,244	60,319
The Williams Companies, Inc.	6,246	99,874
		182,298
United States Natural Gas/Natural Gas Liquids Pipelines - 30.8% (1)
Cheniere Energy, Inc. (2)	2,855	102,066
Columbia Pipeline Group, Inc.	5,384	97,720
Kinder Morgan, Inc.	5,015	90,721
National Fuel Gas Company	646	29,509
ONEOK, Inc.	4,659	111,816
Spectra Energy Corporation	6,568	191,786
		623,618
United States Refined Product Pipelines - 0.8% (1)
VTTI Energy Partners LP	864	15,759
Total Common Stock
(Cost $1,867,720)		1,489,672

Master Limited Partnerships - 24.8% (1)
United States Crude Oil Pipelines - 6.9% (1)
Genesis Energy, L.P.	565	14,470
Plains All American Pipeline, L.P.	1,950	41,769
Shell Midstream Partners, L.P.	869	30,893
Sunoco Logistics Partners L.P.	1,326	32,673
Tesoro Logistics LP	473	19,733
		139,538
United States Natural Gas Gathering/Processing - 4.7% (1)
Antero Midstream Partners LP	407	9,044
MPLX LP	1,686	43,735
Rice Midstream Partners LP	369	4,889
Western Gas Equity Partners, LP	199	5,871
Western Gas Partners, LP	826	32,387
		95,926

United States Natural Gas/Natural Gas Liquids Pipelines - 7.3% (1)
Columbia Pipeline Partners LP	359	6,351
Energy Transfer Equity, L.P.	3,250	22,750
Energy Transfer Partners, L.P.	401	10,694
Enterprise Products Partners L.P.	3,086	72,120
EQT GP Holdings LP	221	5,275
EQT Midstream Partners LP	268	19,197
ONEOK Partners, L.P.	181	5,319
Spectra Energy Partners, LP	113	5,233
		146,939
United States Refined Product Pipelines - 5.9% (1)
Buckeye Partners, L.P.	589	37,908
Magellan Midstream Partners, L.P.	741	50,077
Phillips 66 Partners LP	190	11,451
Valero Energy Partners LP	434	20,216
		119,652
Total Master Limited Partnerships
(Cost $629,862)		502,055

Short-Term Investment - 2.7% (1)
United States Investment Company - 2.7% (1)
Invesco Liquid Assets Portfolio, Institutional Class, 0.42% (3)
(Cost $54,386)	54,386	54,386

Total Investments - 101.2% (1)
(Cost $2,551,968)		2,046,113
Liabilities in Excess of Other Assets, Net - (1.2)% (1)		(23,903)
Total Net Assets - 100.0% (1)		$2,022,210

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 29, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,489,672	$-	$-	$1,489,672
Master Limited Partnerships	502,055	-	-	502,055
Short-Term Investment	54,386	-	-	54,386
Total Investments	$2,046,113	$-	$-	$2,046,113

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows:

	Tortoise MLP & Pipeline Fund	Tortoise North American Energy Independence Fund	Tortoise Select Opportunity Fund	Tortoise VIP MLP & Pipeline Portfolio
Cost of investments	$1,950,483,749	$3,248,503	$28,792,960	$2,630,634
Gross unrealized appreciation	34,053,202	57,134	714,181	17,310
Gross unrealized depreciation	(586,916,374)	(849,541)	(2,778,135)	(601,831)
Net unrealized depreciation	$(552,863,172)	$(792,407)	$(2,063,954)	$(584,521)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date   April 27, 2016

By (Signature and Title)*  /s/Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  April 27, 2016